Intangible Assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expense	¥ 42,221	$ 6,625	¥ 42,292	¥ 32,760
Estimated amortization expense, 2022	42,405
Estimated amortization expense, 2023	45,414
Estimated amortization expense, 2024	47,720
Estimated amortization expense, 2025	47,227
Estimated amortization expense, 2026	¥ 39,697